Segment Data and Related Information	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Segment Reporting Information [Line Items]
Segment Data and Related Information

14.  Segment Data and Related Information

Operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Business’ “Chief Executive Officer”) in deciding how to allocate resources and in assessing the Business’ performance. The Business has 5 operating segments: Mafco Worldwide, Merisant — North America, Merisant — Europe-Africa-Middle East, Merisant — Asia-Pacific and Merisant — Latin America geographic regions. Pursuant to accounting standards, the Business has aggregated the four Merisant operating segments into one reportable segment as they have similar economic characteristics, and the operating segments are similar in all of the following areas: (a) the nature of the products and services; (b) the nature of the production processes; (c) the type or class of customer for their products and services; (d) the methods used to distribute their products or provide their services; and (e) the nature of the regulatory environment.

The following table presents selected financial information relating to the Business’ reporting segments for the three months ended March 31, 2020 and 2019:

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Product revenues, net
Mafco Worldwide	$25.8	$28.8
Merisant	40.2	41.5
Total Product revenues, net	$66.0	$70.3
Income (loss) before income taxes
Mafco Worldwide	$(23.9)	$6.2
Meriant	(7.7)	5.6
Total Income before income taxes	$(31.6)	$11.8

14.   Segment Data and Related Information

Operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Business’ “Chief Executive Officer”) in deciding how to allocate resources and in assessing the Business’ performance. The Business has 5 operating segments: Mafco Worldwide, Merisant — North America, Merisant — Europe-Africa-Middle East, Merisant — Asia-Pacific and Merisant — Latin America geographic regions. Pursuant to accounting standards, the Business has aggregated the four Merisant operating segments into one reportable segment as they have similar economic characteristics, and the operating segments are similar in all of the following areas: (a) the nature of the products and services; (b) the nature of the production processes; (c) the type or class of customer for their products and services; (d) the methods used to distribute their products or provide their services; and (e) the nature of the regulatory environment.

The following table presents selected financial information relating to the Business’ reportable segments for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Product revenues, net
Mafco Worldwide	$106.3	$117.2	$119.9
Merisant	165.9	173.8	168.1
Total Product revenues, net	272.2	291.0	288.0
Income (loss) before income taxes
Mafco Worldwide	19.5	19.8	22.4
Merisant	8.9	6.4	(7.5)
Total Income before income taxes	28.4	26.2	14.9
Depreciation expense
Mafco Worldwide	1.6	1.7	1.3
Merisant	1.4	1.9	2.1
Total Depreciation expense	3.0	3.6	3.4
Property, plant and equipment, net
Mafco Worldwide	15.2	13.9	13.4
Merisant	5.2	5.8	7.2
Total Property, plant and equipment, net	20.4	19.7	20.6
Capital Expenditures
Mafco Worldwide	3.1	2.5	1.6
Merisant	1.0	1.6	1.5
Total Capital expenditures	4.1	4.1	3.1

The following table presents geographic information based upon revenues of the Business’ major geographic markets:

	2019	2018	2017
Geographic Information:
North America	$104.9	$104.0	$104.0
Europe, Middle East and Africa	105.6	119.3	117.4
Asia-Pacific	47.7	48.8	45.8
Latin America	14.0	18.9	20.8
Total Product Revenue, net	$272.2	$291.0	$288.0

The Business has a large and diverse customer base, which includes numerous customers located in foreign countries. No single unaffiliated customer accounted for more than 10% of total sales in any year during the past two years. With the exception of the United States and France, no one country represented more than 10% of the Company’s net sales. Long-lived assets are as follows:

	2019	2018	2017
Long-Lived Assets*
United States	$7.8	$6.9	$7.5
China	5.3	5.2	5.2
Czech Republic	3.3	3.6	3.6
France	3.1	2.9	3.0
Other Foreign Countries	1.0	1.1	1.3
Total	$20.5	$19.7	$20.6

*    Long-lived assets consist of property, plant and equipment, net.